PENSIONS PLANS AND OTHER POST-EMPLOYMENT BENEFITS (Details 9) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Sponsor contributions	R$ 1,480
Benefits paid directly by the sponsor	27,495
Total	28,975
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Sponsor contributions	1,480
Benefits paid directly by the sponsor	8,890
Total	10,370
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Sponsor contributions	0
Benefits paid directly by the sponsor	18,605
Total	R$ 18,605